Events Occurring after the Reporting Period - Additional Information (Details) ¥ in Millions, $ in Millions		1 Months Ended	24 Months Ended
	Mar. 17, 2025 USD ($)	Mar. 31, 2021 USD ($)	Mar. 01, 2025 USD ($)	Apr. 01, 2025 CNY (¥)	Mar. 31, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Period of shares repurchased	2 years
Percentage Of Shares Acquired				92.00%
Cash consideration | ¥				¥ 1,190
Class A Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Maximum repurchase amount | $	$ 1,000	$ 1,000	$ 500
Consortium concerto
Disclosure of non-adjusting events after reporting period [line items]
Effective equity interest						10.00%
Universal Music Group
Disclosure of non-adjusting events after reporting period [line items]
Effective equity interest					2.00%	20.00%